Loan From Third Parties (Details) - 6 months ended Sep. 30, 2024 ¥ in Millions, $ in Millions	USD ($)	CNY (¥)
Loan From Third Parties [Line Items]
Loan agreements	$ 4.6	¥ 32.6
Tianjin Wangyi Cloud Technology Co., Ltd. [Member]
Loan From Third Parties [Line Items]
Annual interest
Loan terms	1 year